Fair Value Measurements - Narratives (Details) - RENEO PHARMACEUTICALS INC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets transferred into L3	$ 0	$ 0	$ 0
Assets transferred out of L3	0	0	0
Liabilities transferred into L3	0	0	0
Liabilities transferred out of L3	0	0	$ 0
Performance Shares [Member] | Chief Executive Officer [Member]
Special performance bonus payable	$ 7,500	$ 7,500